Share-Based Payment (Details) - Schedule of estimate the fair value of the above options granted to employees using the Black- Scholes option pricing model - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment (Details) - Schedule of estimate the fair value of the above options granted to employees using the Black- Scholes option pricing model [Line Items]
Expected term (years)	10 years	10 years
Bottom of Range [Member]
Share-Based Payment (Details) - Schedule of estimate the fair value of the above options granted to employees using the Black- Scholes option pricing model [Line Items]
Expected volatility	89.78%	94.00%
Estimated exercise price (in Dollars per share)	$ 0.17	$ 0.037
Risk-free interest rate	1.37%	1.37%
Top of Range [Member]
Share-Based Payment (Details) - Schedule of estimate the fair value of the above options granted to employees using the Black- Scholes option pricing model [Line Items]
Expected volatility	94.32%	94.67%
Estimated exercise price (in Dollars per share)	$ 0.55	$ 1.06
Risk-free interest rate	3.356%	1.71%